MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                   May 3, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust" or "Registrant")
            Liberty U.S. Government Money Market Trust
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 2, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 80 on May 2, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary